INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	December 31,
	2011	2012
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,525	1,675
Customer relationships	776	897
Brand name	63	83

	2,364	2,655

Amortized cost	$1,050	$759

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,

2013	190
2014	177
2015	167
2016	161
2017-2019	64

759